Note 16 - Income Tax Provision 1 (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%